UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23802

Destiny Tech100 Inc.
(Exact name of registrant as specified in charter)

1401 Lavaca Street, #144
Austin, TX 78701
(Address of principal executive offices) (Zip code)

Sohail Prasad
c/o Destiny Tech100 Inc.
1401 Lavaca Street, #144
Austin, TX 78701
(Name and address of agent for service)

(415) 639-9966
Registrant's telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period:  6/30/22

Item 1. Reports to Shareholders.

(a)

Table of Contents

Schedule of Investments	1

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Statement of Cash Flows	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Information	21

Privacy Policy	22

Destiny Tech100 Inc.
Schedule of Investments
As of June 30, 2022 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Private Investments, at fair value 92.08%
	Common Stocks 69.21%
	Aviation/Aerospace 22.52%
63,846	Relativity Space, LLC (a)(b)(c)(d)	12/20/2021	$1,659,996	$1,628,073
9,100	Space Exploration Technologies Corp., Series B (a)(b)(c)(d)	6/9/2022	618,618	637,000
135,135	Space Exploration Technologies Corp. (a)(b)(c)(d)	6/27/2022	10,009,990	9,459,450
47,143	Space Exploration Technologies Corp., Class A and Class C (a)(b)(c)(d)	6/8/2022	3,390,000	3,269,838
			15,678,604	14,994,361
	Education Services 4.51%
106,136	ClassDojo, Inc. (a)(b)(c)	10/11/2021	3,000,018	3,000,018

	Enterprise Software 5.51%
88,885	Automation Anywhere, Inc. (a)(b)(c)	11/15/2021	2,609,219	1,567,043
110,234	SuperHuman Labs, Inc. (a)(b)(c)	6/24/2021	2,999,996	2,099,958
			5,609,215	3,667,001
	Financial Technology 23.57%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/11/2021	2,999,977	2,999,977
3,077	Klarna Bank AB (a)(b)(c)	3/16/2022	4,593,354	793,866
55,555	Public Holdings, Inc. (a)(b)(c)	5/27/2021	999,990	999,990
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	10/21/2021	5,275,185	3,755,108
1,540	Plaid, Inc. (a)(b)(c)(f)	2/15/2022	1,110,340	970,200
117,941	Brex, Inc., Series H-1 (a)(b)(c)(d)	3/2/2022	4,130,298	3,302,348
49,075	Stripe, Inc. (a)(b)(c)(f)	1/10/2022	3,478,813	2,870,888
			22,587,957	15,692,377
	Food Products 1.91%
82,781	Impossible Foods, Inc. (a)(b)(c)(d)	10/8/2021	2,060,000	1,274,834

	Gaming/Entertainment 7.73%
4,946	Epic Games, Inc. (a)(b)(c)(d)	12/31/2021	6,998,590	5,143,840

	Mobile Commerce 2.16%
23,690	Maplebear, Inc. (a)(b)(c)	9/19/2021	3,556,000	1,437,580

	Social Media 0.75%
1,069	Discord, Inc. (a)(b)(c)	3/1/2022	724,942	501,361

	Supply Chain/Logistics 0.55%
26,000	Flexport, Inc. (a)(b)(c)	3/29/2022	520,000	364,000
	Total Common Stocks - (Cost $60,735,325)		60,735,325	46,075,372

	Convertible Notes 7.51%
	Aviation/Aerospace 7.51%
$3,000,000	Axiom Space, Inc. PIK, 3.00%, 12/22/2023 (b)(c)(e)	12/20/2021	3,090,000	3,000,000
$2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(c)	2/11/2022	2,000,000	2,000,000
	Total Convertible Notes - (Cost $5,090,000)		5,090,000	5,000,000

See accompanying notes to the financial statements.

Destiny Tech100 Inc.
Schedule of Investments
As of June 30, 2022 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Preferred Stocks 15.36%
	Financial Technology 6.91%
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	11/29/2021	$5,150,748	$2,711,250
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	4/5/2022	749,997	749,997
45,455	Bolt Financial, Inc., Series C (a)(b)(c)(d)	3/7/2022	2,000,020	1,136,375
			7,900,765	4,597,622
	Food Products 1.20%
52,000	Impossible Foods - Series A Preferred Stock (a)(b)(c)	6/17/2022	1,256,320	800,804

	Internet Retail 4.51%
515,500	1661, Inc. dba GOAT, Series A (a)(b)(c)	3/31/2022	3,030,000	3,000,158

	Mobile Commerce 1.82%
20,000	Maplebear, Inc. - Series B Preferred Stock (a)(b)(c)	9/29/2021	2,863,400	1,213,660

	Social Media 0.92%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	3/1/2022	$889,055	$614,859
	Total Preferred Stocks- (Cost $15,939,540)		15,939,540	10,227,103

	Total Investments, at fair value — 92.08% (Cost $81,764,865)		$81,764,865	$61,302,475
	Other Assets Less Liabilities 7.92%			5,271,367
	Net Assets 100.00%			$66,573,842

See accompanying notes to the financial statements.

Destiny Tech100 Inc.
Schedule of Investments
As of June 30, 2022 (Unaudited)
	Cost	Fair Value
Securities by Country as a Percentage of Investments Fair Value
United States 92.58%
Common Stocks	$50,866,787	$41,526,398
Convertible Notes	5,090,000	5,000,000
Preferred Stocks	15,939,540	10,227,103
Total United States	$71,896,327	$56,753,501

United Kingdom 6.13%
Common Stocks	5,275,185	3,755,108
Total United Kingdom	$5,275,185	$3,755,108

Sweden 1.29%
Common Stocks	4,593,354	793,866
Total Sweden	$4,593,354	$793,866

(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs. (See Note 3)
(c) Restricted investments as to resale. (See Note 2)
(d) These securities have been purchased through Special Purpose Vehicles in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage of the Vehicle.

(e) Paid in kind security which may pay interest in additional par.
(f) Investment held through a single-asset SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

See accompanying notes to the financial statements.

Destiny Tech100 Inc.

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)

Assets
Investments, at fair value (Cost – $81,764,865)	$61,302,475
Cash	12,535,034
Deferred offering costs (See Note 2)	180,425
Interest Receivable	87,139
Total Assets	74,105,073
Liabilities
Management fee payable (See Note 5)	2,305,853
Warrant liabilities, at fair value	4,199,867
Professional fees payable	352,299
Fund administration fee payable	238,874
Offering cost payable to Organizer (See Notes 2 and 5)	216,510
Payable to Shareholder	75,000
Organization cost payable to Organizer (See Notes 2 and 5)	70,202
Trustee fees payable	27,397
Due to Organizer (See Note 5)	20,075
Other fees payable	25,154
Total Liabilities	7,531,231
Net Assets	$66,573,842
Commitments and contingencies (See Note 6)

Net Assets Consist Of:
Paid-in-capital	64,722,000
Total distributable losses	1,851,842
Net Assets applicable to Common Shareholders	$66,573,842

Net Asset Value Per Share
Net assets applicable to Common Shareholders	$66,573,842
Common Shares outstanding of beneficial interest outstanding, at $0.00001 par value;	10,879,905
500,000,000 shares authorized, 10,879,905 shares issued and outstanding
Net Asset value per share applicable to Common Shareholders	$6.12

See accompanying notes to the financial statements.

Destiny Tech100 Inc.

Statement of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Interest Income	$87,139
Total investment income	87,139
Expenses
Management fees (See Note 5)	902,555
Pricing fees	137,500
Legal fees	108,500
Audit and tax fees	95,000
Offering costs (See Notes 2 and 5)	36,085
Fund administration fees (See Note 5)	27,957
Trustee fees	27,397
Research fees	22,653
Chief compliance and principal financial officer fees (See Note 5)	13,699
Custody fees	748
Other accrued expenses	4,594
Total Expenses Net Investment Loss Recognition of conversion of SAFE note liabilities to Common Shares Change in unrealized fair value on investments Net change in unrealized appreciation/depreciation on SAFE note liabilities and warrants Change in unrealized appreciation on fair value on warrants Net Increase in Net Assets from Operations	1,376,688

(1,289,549)
25,375,657
(19,694,769)
677,092
813,418
$5,881,849

See accompanying notes to the financial statements.

Destiny Tech100 Inc.

Statement of Changes in Net Assets
	Six months Ended June 30,2022 (Unaudited)	For the period of January 25, 2021 (commencement of operations) to December 30, 2021
Operations
Net investment gain/(loss)	$(1,289,549)	$(3,262,384)
Recognition of conversion of SAFE note liabilities to Common Shares	25,375,657	-
Net change in unrealized appreciation/depreciation on investments,
SAFE note liabilities and warrants	(18,204,259)	(767,623)
Increase/(Decrease) in net assets resulting from operations	5,881,849	(4,030,007)

Distributions to Shareholders
From distributable earnings	-		-
Total distributions to Fund shareholders	-		-

Capital Share Transactions
Proceeds from shareholder subscriptions	-		25,000	(1)
Conversion to SAFE Notes	64,697,000	(2)	-
Increase/(Decrease) in net assets from capital share transactions	64,697,000		25,000
Total increase/(decrease) in net assets	70,578,849		(4,005,007)

Net Assets
Beginning of period	(4,005,007)		-
End of period	$66,573,842		$(4,005,007)

Capital Share Activity
Shares sold	-		2,500,000	(1)
Conversion to SAFE Notes	9,424,629	(2)	-
Reverse stock split	(1,044,724)
Net increase in shares outstanding	8,379,905		2,500,000
Shares outstanding, beginning of period	2,500,000		-
Shares outstanding, end of period	10,879,905		2,500,000

(1)	On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund's common stock, par value $0.00001, for $25,000.
(2)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

See accompanying notes to the financial statements.

Destiny Tech100 Inc.

Statement of Cash Flows
For the Six Months Ended June 30, 2022 (Unaudited)

Cash Flows Operating Activities
Net increase in net assets from operations	$5,881,849
Adjustments to reconcile net gain provided by operating activities:
Recognition of conversion of SAFE note liabilities to Common Shares	(25,375,657)
Net unrealized depreciation of investments	19,694,769
Purchase of investments	(39,658,919)
Return of capital from investments	10,280,000
Net unrealized appreciation on SAFE note liabilities	(677,092)
Net unrealized appreciation on warrants	(813,418)
Changes in operating assets and liabilities:
Increase in interest receivable	(87,139)
Decrease in deferred offering costs	36,085
Increase in accrued liabilities	391,724
Decrease in investment fee payable	(390,028)
Increase in management fee payable	902,556
Increase in payable to investors	75,000
Decrease in payable for investments purchased	(6,998,590)
Net cash used in operating activities	(36,738,860)
Cash Flows from Financing Activities
Proceeds from issuance of SAFE notes	2,398,502
Proceeds from issuance of warrants	106,528
Net cash provided by financing activities	2,505,030
Net Decrease in cash	(34,233,831)
Cash, beginning of period	46,768,865
Cash, end of period	$12,535,034
Supplemental disclosure of cash flow information:
Non-cash financing activities
SAFE notes conversion to common stock	64,697,000
Total non-cash financing activities	64,697,000

See accompanying notes to the financial statements.

Destiny Tech100 Inc.

Financial Highlights
For a Share Outstanding Throughout the Period Presented

		For the Six Months Ended June 30, 2022 (Unaudited) (1)(2)
Net Asset Value, Beginning of Period		$ (1.60)

Income from Investment Operations
	Net investment income/(loss)(3)	(0.12)
	Recognition of conversion of SAFE note liabilities to Common Shares	2.33
	Change in unrealized fair value on investments and warrants	(1.67)
	Total income/(loss) from investment operations and recognition of conversion of SAFE Note liabilities to Common Shares	0.54

Distributions to Shareholders
	From net investment income	-
	From return of capital	-
	Total distributions	-
Effect of shares issued from SAFE note conversion to Common Shares		7.18
Increase/(Decrease) in Net Asset Value		7.72
Net Asset Value, End of Period		$6.12

Total Return (4)		482.44	% (5)(8)

Supplemental Data and Ratios
	Net assets attributable to common shares, end of period (000s)	$66,574

	Ratio of expenses to average net assets (6)(7)	(4.17)%
	Ratio of net investment income to average net assets (6)(7)	(3.91)%

	Portfolio turnover rate	0.17	% (5)

(1)
The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund's shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.

(2)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.

(3)	Calculated using the average shares method.
(4)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.

(5)	Not annualized.
(6)	All income and expenses are annualized for periods less than one full year.
(7)	Ratios do not include expenses of underlying private investment funds in which the Fund invests.
(8)
Total return has been calculated using the absolute value of the initial Net Asset Value due to a negative Net Asset Value as of January 1, 2022.  The total return for the fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the period ended June 30, 2022.

See accompanying notes to the financial statements.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited)

(1)	Organization
Destiny Tech100 Inc. (the “Fund”) was formed on November 8, 2020 as a Maryland corporation and commenced operations on January 25, 2021. On May 13, 2022, the Fund registered with the Securities and Exchange Commission as an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a-diversified, closed-end management investment company. The Fund intends to apply to have the common stock listed on the New York Stock Exchange (the “NYSE”) under the symbol “DXYZ”.

Destiny Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Fund. The Adviser is responsible for the overall management and affairs of the Fund and has full discretion to invest the assets of the Fund in a manner consistent with the Fund’s investment objective.

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. The Fund invests principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet the investment criteria.

The Adviser is a wholly-owned subsidiary of Destiny XYZ Inc. (the “Organizer”). The Organizer manages and controls the Adviser.

The Fund’s board of directors (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s operations and investment program. A majority of the directors of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

(2)	Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a)	Investments
Investments in securities, including SPVs, are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)	Income Taxes
The Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from the Fund’s tax earnings and profits.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

In order to continue to qualify for RIC tax treatment among other things, the Fund is required to distribute at least 90% of its investment company taxable income and intends to distribute all of the Fund’s investment company taxable income and net capital gains to common shareholders; therefore, the Fund has made no provision for income taxes. The character of income and gains that the Fund will distribute is determined in accordance with income tax regulations that may differ from GAAP. Book and tax basis differences relating to shareholder dividends and distributions and other permanent book and tax differences are reclassified to paid-in capital.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Fund recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying statement of operations. As of June 30, 2022, no accrued interest or penalties are included on the related tax liability line in the balance sheet.

(c)	Cash and Cash Equivalents

Cash includes cash in bank accounts. Cash equivalents include short-term highly liquid investments that are readily convertible to cash and have original maturities of three months or less. The Fund maintains cash in the bank accounts which, at times, may exceed the United States Federal Deposit Insurance Corporation (FDIC) limit of $250,000.

(d)	Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex- dividend date. Expenses are recognized on an accrual basis as incurred.

Organization costs include costs relating to the formation and incorporation of the business. These costs are expensed as incurred. As of June 30, 2022, the Fund has incurred and expensed organization costs of $70,202, which were paid by the Organizer to be reimbursed by the Fund and are reflected as "Organizational costs payable to Organizer" on the statement of Statement of Assets, Liabilities and Shareholders' Equity.

Pursuant to the terms of the investment advisory agreement while the Fund operated as a private fund (the “Prior Advisory Agreement”) entered into between the Fund and the Adviser that was in operation while the Fund operated as a private fund, the Fund is obligated to pay up to $150,000 of organizational costs and amounts in excess thereof will be borne by the Adviser. As of June 30, 2022, the Adviser has not borne any of the organizational expenses as the total amount incurred by the Fund has not historically exceeded $150,000. See note 5 for details on the reimbursable organizational costs to the Adviser.

Offering costs were accounted for as deferred costs until the Fund registered as a RIC and are then amortized to expense over twelve months on a straight-line basis. These costs consist of fees for the legal preparation and filing fees associated with the private offering. As of June 30, 2022, these costs amount to $216,510, which were paid by the Organizer to be reimbursed by the Fund. On the Statement of Assets and Liabilities, $180,425 remains as a deferred asset while $36,085 has been amortized to expense in the Statement of Operations.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income.

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

(f)	Concentrations of Credit Risk
Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(g)	Risks and Uncertainties
All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

The impact of the COVID-19 outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a Shareholder’s investment in the Fund.

(h)	Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of the date of this report, there is no expected date for such restrictions to be removed from any of the Fund’s restricted securities.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

Additional information on each restricted investment held by the Fund on June 30, 2022 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
1661, Inc. dba GOAT, Series A	3/31/2022	$3,030,000	$3,000,158	4.51%
Automation Anywhere, Inc.	11/15/2021	2,609,219	1,567,043	2.35%
Axiom Space, Inc.	12/20/2021	3,090,000	3,000,000	4.51%
Bolt Financial, Inc., Series C	3/7/2022	2,000,020	1,136,375	1.71%
Boom Technology, Inc.	2/11/2022	2,000,000	2,000,000	3.00%
Brex Inc., Series H-1	3/2/2022	4,130,298	3,302,348	4.96%
CElegans Labs, Inc.	11/11/2021	2,999,977	2,999,977	4.51%
Chime Financial Inc. - Series A Preferred Stock	11/29/2021	5,150,748	2,711,250	4.07%
ClassDojo, Inc.	10/11/2021	3,000,018	3,000,018	4.51%
Discord, Inc.	3/1/2022	724,942	501,361	0.75%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	614,859	0.92%
Epic Games, Inc.	12/31/2021	6,998,590	5,143,840	7.73%
Flexport, Inc.	3/29/2022	520,000	364,000	0.55%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,256,320	800,804	1.20%
Impossible Foods, Inc.	10/8/2021	2,060,000	1,274,834	1.91%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.13%
Klarna Bank AB	3/16/2022	4,593,354	793,866	1.19%
Maplebear, Inc.	9/19/2021	3,556,000	1,437,580	2.16%
Maplebear, Inc. - Series B Preferred Stock	9/29/2021	2,863,400	1,213,660	1.82%
Plaid, Inc.	2/15/2022	1,110,340	970,200	1.46%
Public Holdings, Inc.	5/27/2021	999,990	999,990	1.50%
Relativity Space, LLC	12/20/2021	1,659,996	1,628,073	2.45%
Revolut Group Holdings Ltd	10/21/2021	5,275,185	3,755,108	5.64%
Space Exploration Technologies Corp.	6/27/2022	10,009,990	9,459,450	14.21%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,269,838	4.91%
Space Exploration Technologies Corp., Series B	6/9/2022	618,618	637,000	0.96%
Stripe, Inc.	1/10/2022	3,478,813	2,870,888	4.31%
Superhuman Labs, Inc.	6/24/2021	2,999,996	2,099,958	3.15%
Total Investments		$81,764,865	$61,302,475	92.08%

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

(3)	Fair Value of Investments

The Fund uses a fair value hierarchy that prioritizes inputs used to measure fair value into three broad levels. The Fund’s investments are measured at fair value using the following fair value hierarchy levels:

Level 1	Quoted prices in active markets for identical investments

Level 2
 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Inputs that are both significant to the fair value measurement and unobservable, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term

The Adviser has established Pricing Procedures (“Procedures”) and a Valuation Committee (“Committee”) for the Fund to assist with the valuation of Level 3 investments to ensure proper reporting within the fair value hierarchy and in accordance with GAAP. Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices.

The Committee is responsible for reviewing and approving the methodologies and investment valuations of the Fund. On a monthly basis, the Committee will review and reasonably assess the valuation information, support, and market data, providing documented sign-off/approval prior to any external notifications being issued. Such valuation standards seek general application of U.S. Generally Accepted Accounting Principles (“GAAP”) fair value standards and the engagement of independent valuation advisory firms.

At various times, the Fund may utilize Special Purpose Vehicles (“SPVs”) in the investment process. The Fund advances money to these SPVs for the specific purpose of investing in securities of a single private issuer (an “SPV Investment”). When the Fund makes an SPV Investment, the investment is held through the Fund 's interest in the respective SPV. The Fund presents and fair values its SPV Investments in the financial statements as if they were owned directly by the Fund and the SPVs have been disregarded for presentation purposes as a result of the following: (1) an SPV Investment is the sole activity of the SPV; (2) the Fund’s underlying ownership of the SPV is proportionate to the contributions made by the SPV members; and (3) the Fund will receive the exact proportion of cash proceeds as the SPV Investment is monetized and distributed. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will adjust the cost of the SPV.

Investments in SPVs consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for our securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy.

The Adviser may retain from time to time, on behalf of the Fund, valuation consultants (each, a “valuation consultant”) to review the determination of the fair value of certain of the Fund’s investments. Any such valuation consultant(s) will consider all of the Fund’s portfolio instruments at the time of investment and on a quarterly basis thereafter. If such valuation consultant(s) disagrees with the Adviser with respect to the fair value of a portfolio instrument, the valuation consultant(s) and the Adviser will cooperate to settle on an agreed upon valuation for any such portfolio instruments.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

The Warrants issued were fair valued by a valuation consultant. As of June 30, 2022, the valuation consultant used a valuation methodology that used a probability distribution of the common stock price at the forecast time of the public listing combined with the probability-weighted average formula for the value of a call option to value the Warrants.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets and liabilities measured at fair value as of June 30, 2022: Assets

Investments	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ -	$ -	$46,075,372	$46,075,372
Convertible Notes	-	-	5,000,000	5,000,000
Preferred Stocks	-	-	10,227,103	10,227,103
Total	$ -	$ -	$61,302,475	$61,302,475
Liabilities	Level 1	Level 2	Level 3	Total
Warrants	$ -	$ -	$(4,199,867)	$(4,199,867)
Total	$ -	$ -	$(4,199,867)	$(4,199,867)

(a)
Certain investments are held through a single-asset SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

					Net Change in
					Unrealized
	Balance as		Proceeds from	Net Realized	Appreciation	Balance as
	of December 31,	Purchase of	Sale of	Gain (Loss) on	(Depreciation)	of June 30,
Investments	2021	Investments	Investments	Investments	on Investments	2022
Common Stocks (b)	$40,782,573	$29,733,530	$(10,280,000) (a)	$ -	$(14,160,731)	$46,075,372
Convertible Notes	3,000,000	2,000,000	-	-	-	5,000,000
Preferred Stocks	7,835,750	7,925,391	-	-	(5,534,038)	10,227,103
Total	$51,618,323	$39,658,921	$(10,280,000)	$ -	$(19,694,769)	$61,302,475

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.

(b)
Certain investments are held through a single-asset SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

Liabilities
	Balance as of December 31, 2021	Issuance of Liabilities	Conversion of SAFE Notes	Net Realized Gain (Loss) on Liabilities	Net Change in Unrealized Appreciation (Depreciation) on Liabilities	Balance as of June 30, 2022
SAFE Notes	$(88,351,247)	$(2,398,501)	$72,365,000	$17,707,657	$677,092	$ -
Warrants	(4,906,756)	(106,529)	-	-	813,418	(4,199,867)
Total	$(93,258,003)	$(2,505,030)	$72,365,000	$17,707,657	$1,490,510	$(4,199,867)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2022:

LEVEL 3 INVESTMENTS	FAIR VALUE AS OF JUNE 30, 2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGES OF INPUTS/(AVERAGE)
ASSETS
COMMON STOCKS (a)	$ 46,075,372	Market Approach	Recent Transaction Price	N/A
		Market Approach	Discount Factor	10%-85%/(47.5%)
		Market Approach	Volume Weighted Average Price	$15.23-$19.00/($16.80)
		Market Approach	Adjusted Recent Transaction Price	$630-$1,040/($835.00)
		Market Approach	Indicative Broker Quotes	$25.00-$31.00/($28.00)
CONVERTIBLE NOTES	5,000,000	Market Approach	Acquisition Price	N/A

PREFERRED STOCKS		Market Approach	Recent Transaction Price	N/A
10,227,103
		Market Approach	Indicative Broker Quote	$25.00-$45.00/($35.00)
		Market Approach	Volume Weighted Average Price	$15.23-$15.80/($15.40)
		Market Approach	Discount Factor	30%
TOTAL	$ 61,302,475
LIABILITIES
WARRANTS	$ (4,199,867)	Probability- Weighted Average	Monte Carlo Simulation/Time to Public Listing	0.25 Years-0.75 Years/(0.50 Years)
		Probability- Weighted Average	Black-Scholes-Merton Model/Estimated Volatility	30%
TOTAL	$(4,199,867)

(a)
Certain investments are held through a single-asset SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

(4)	Capital Transactions
On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value
$0.00001, for $25,000.

The securities offered and sold to investors in the Fund’s private offering were simple agreements for future equity in the Fund (the “SAFEs”). A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 30% for Tranche 1 or 40% for Tranche 2, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion, the Fund performed a reverse stock split of shares of the common stock equal to the then-applicable Split Ratio to one, such that immediately prior to the SAFE Conversion the Fund Capitalization equaled the Organizer Shares.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,878,905 shares of common stock issued and outstanding.

Warrants

The Warrants may only be exercised in full at any time until 5:00 P.M., Eastern Time, on January 1, 2026 (the “Expiration Date”) by the holders of the Warrants by surrendering the Warrant and providing an exercise notice with the information set forth in the Warrant Purchaser Agreement (the “Warrant Agreement”). As a result of the listing of common stock on the NYSE, the Fund may amend the Expiration Date at its sole discretion, provided that such amended Expiration Date will not be effective for at least ten (10) days after written notice is provided to the holder of the Warrants and that any such amendment will be identical among all outstanding Warrants.

If the exercise price of the Warrants is below the opening trading price when trading commences on the NYSE, the exercise price of the Warrants will be increased to an amount equal to the opening trading price when trading commences on the NYSE.

If at any time after the listing of common stock on the NYSE, the then-outstanding shares of common stock are subdivided (by stock split, reclassification or otherwise) or converted or exchange for a certain number of shares of any class or series of capital stock of the Fund (other than the common stock) or for other securities or property, then the exercise price will be adjusted pursuant to the terms of the Warrant Agreement.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

A holder of the Warrants is not entitled to any voting rights or other rights as a stockholder of the Fund. In addition, the Warrants and the rights thereunder are not transferable without the written consent of the Fund.

If the Warrant Exercise Price is more than 115% of the SAFE Price at the time of any Public Listing, the Warrant Exercise Price will be reduced by such amount as is necessary to cause the Warrant Exercise Price to equal 115% of the SAFE Price. In addition, if the Warrant Exercise Price would be below the price of common stock offered in any Public Listing, the Warrant Exercise Price will be exercised to an amount equal to the price per share of common stock in the Public Listing.

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants do not meet the criteria to be classified as liabilities under ASC 480. and next evaluated them under ASC 815. Management then determined the Warrants do not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants do not meet the criteria to be considered indexed to the Fund’s own stock and are a liability classified pursuant to ASC 815-40-15-7D.

(5)	Related Party Transactions

(a)	Management Fee
On April 29, 2022, the Fund and the Adviser entered into an investment advisory agreement (the “Advisory Agreement”), whereby the Adviser received management fees in the amount of 2.00 percent per annum (the “Management Fee”) on the first business day of each month prior to a public listing of the Fund’s shares of common stock. The Management Fee is calculated based on the value of the invested capital. Under the Advisory Agreement, upon the listing of the Fund’s shares of common stock on a national securities exchange, the Adviser will receive a Management Fee, payable quarterly, in an amount equal to 2.50% of average gross assets, at the end of the two most recently completed calendar quarters. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts.

Prior to the execution of the Advisory Agreement, the Fund and the Adviser operated under a separate investment advisory agreement whereby the Adviser received management fees in the amount of 2.00 percent per annum on a monthly basis. Management fees under the prior investment advisory agreement were calculated based on (x) the aggregate amount of the SAFEs purchased by SAFE investors multiplied by (y) the management fee divided by (z) twelve.

Additionally, from time to time, the Fund will invest in SPVs that charge management fees in connection with the Fund’s investment. For the period ended June 30, 2022, the Fund paid $0 in management fees in connection with its investments in SPVs.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

(b)	Administrator

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (the “Administrator”), serves as administrator to the Fund. Under the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement by and among the Fund and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund. Under the Fund Administration Servicing Agreement, the Administrator is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

(c)	Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (“USBGFS”) serves as the Fund’s dividend paying agent, transfer agent and registrar. Under a transfer agency services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the transactions processed.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

(d)	Affiliated Partners

The Organizer has made payments of the Fund's expenses and the Fund intends to reimburse the Organizer for these expenses. As of June 30, 2022, the reimbursable balance to the Organizer is $306,787 which consists of Offering costs payable, Organizational costs payable, and Operating Expenses Due to Organizer in the amounts of $216,510, $70,202 and $20,075, respectively as reported on the Statement of Assets, Liabilities and Shareholders' Equity.

As of June 30, 2022, Affiliates of the Fund owned 14.76% of shares of the Fund.

(6)	Commitments and Contingencies
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund may be required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2022, the Fund did not have any unfunded commitments and did not provide any financial support.

The Fund is not currently subject to any material legal proceedings, and to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

(7)	Tax
Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at the Fund’s fiscal year-end.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2022, were as follows:

Investments
Cost of Investments for Tax Purposes	$81,764,865
Gross Unrealized Appreciation	$18,384
Gross Unrealized Depreciation	(20,480,774)
Net Unrealized Appreciation / (Depreciation)	$(20,462,390)

(8)	Recent Accounting Standards
From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Fund as of the specified effective date. The Fund believes that the impact of recently issued standards and any that are not yet effective will not have a material impact on its financial statements upon adoption.

(9)	Subsequent Events
Management has evaluated subsequent events for potential recognition and/or disclosure through the date of issuance of these financial statements determined the following disclosures were necessary:

Destiny Tech100 Inc.
Notes to the Financial Statements
June 30, 2022 (Unaudited) (continued)

Proxy Voting Policies and Procedures and Proxy Voting Record

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES DESTINY TECH100 INC. DOWITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Name, Address, Social Security number
• Proprietary information regarding your beneficiaries
• Information regarding your earned wages and other sources of income
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Destiny Tech100 Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?      Call us at: (415) 639-9966

Who are we
Who is providing this notice?	Destiny Tech100 Inc.
What we do
How does Destiny Tech100 Inc. protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Destiny Tech100 Inc. collect my personal information?
We collect your personal information, for example
• To know investors’ identities and thereby prevent unauthorized access to confidential information;
• Design and improve the products and services we offer to investors;
• Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Destiny Tech100 Inc. has affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Destiny Tech100 Inc. does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Destiny Tech100 Inc. doesn’t jointly market.

Investment Adviser
Destiny Advisors, LLC
Austin, TX

Legal Counsel
Eversheds Sutherland
Washington, DC

Independent Registered Public Accounting Firm
Marcum LLP
San Francisco, CA

Administrator, Accounting Agent, and Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, WI

Custodian
 U.S. Bank, N.A.
Cincinnati, OH

Trustees
Travis Mason
Eric Patterson
Sohail Prasad

Director and Chief Executive Officer
Sohail Prasad

Chief Operating Officer
Ethan Silver

Principal Financial Officer and Treasurer
Peter Sattelmair

Chief Compliance Officer
Cory Gossard

D/XYZ IS REDEFINING THE VENTURE INVESTMENT ECOSYSTEM SO IT SERVES EVERYONE, GIVING GROWTH BACK TO EVERYDAY INVESTORS BY PROVIDING PUBLIC ACCESS TO THE PRIVATE MARKET.

This information must be preceded or accompanied by a current prospectus.

D/XYZ

DESTINY TECH100 1401 LAVACA STREET, #144 AUSTIN, TX 78701

DESTINY.XYZ

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective due to a material weakness in the Registrant’s internal control over financial reporting described below.

Material Weakness in Internal Control over Financial Reporting
Management identified a material weakness relating to the operation of controls over the proper recording of complex one-time accounting assessments and valuations from third parties of SAFE Note conversion accounting and Warrant liability fair value calculations.

The required adjustments to our financial statements were completed prior to their dissemination in the semi-annual report to shareholders.

Remediation of Material Weakness in Internal Control over Financial Reporting

In concurrence with the identification of the material weakness described above, management has identified and initiated actions towards remediation of the material weakness described herein.  During the preparation of the semi-annual report ending June 30, 2022, management failed to detect an error in the SAFE Note conversion accounting and Warrant liability fair value analyses provided by the third-party valuation service.  To remediate the material weakness, an enhancement to the internal controls surrounding the review of the third-party valuations is in the process of being implemented to prevent future errors.

(b) Change in Internal Controls

Other than the steps taken to enhance the controls noted above subsequent to June 30, 2022, there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Destiny Tech100 Inc.

By (Signature and Title)* /s/ Sohail Prasad
                                          Sohail Prasad, Principal Executive Officer

Date  February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Sohail Prasad
                                           Sohail Prasad, President/Principal Executive Officer

Date  February 10, 2023

By (Signature and Title)*  /s/ Peter Sattelmair
                                           Peter Sattelmair, Treasurer/Principal Financial Officer

Date  February 10, 2023

* Print the name and title of each signing officer under his or her signature.